owners' equity - Subsidiaries with significant non-controlling interests (Details) $ in Millions		3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 01, 2025 CAD ($)	Jun. 30, 2025 CAD ($)	Jun. 30, 2024 CAD ($)	Jun. 30, 2025 CAD ($)	Jun. 30, 2024 CAD ($)	Jun. 30, 2025 CAD ($)	Jun. 30, 2024 CAD ($)	Jun. 12, 2025 $ / shares	Dec. 31, 2024 CAD ($)
Statement of financial position
Current assets		$ 9,324		$ 9,324		$ 9,324			$ 6,632
Non-current assets		51,304		51,304		51,304			51,391
Current liabilities		10,889		10,889		10,889			9,831
Non-current liabilities		33,637		33,637		33,637			31,394
Statement of income and other comprehensive income
Net income (loss)		(245)	$ 221	56	$ 361
Comprehensive income		(296)	223	57	482
Statement of cash flows
Cash provided by operating activities		1,166	1,388	2,243	2,338	4,752	$ 4,959
Cash used by investing activities		(1,093)	(1,255)	(1,695)	(2,247)
Cash provided (used) by financing activities		2,595	(1,370)	2,265	(28)
Issue of common shares in business combination					7
Terrion wireless tower infrastructure | La Caisse | Disposal of subsidiary
Statement of cash flows
Proceeds from sales of interests	$ 1,200
Percentage of equity interests acquired	49.90%
Subsidiary with significant non-controlling interest
Statement of financial position
Current assets		1,574		1,574		1,574			1,437
Non-current assets		5,021		5,021		5,021			5,493
Current liabilities		1,763		1,763		1,763			1,477
Non-current liabilities		2,520		2,520		$ 2,520			$ 2,639
Statement of income and other comprehensive income
Revenue and other income		966	936	1,928	1,860
Net income (loss)		(376)	(5)	(411)	33
Comprehensive income		(504)	19	(516)	102
Statement of cash flows
Cash provided by operating activities		43	125	102	250
Cash used by investing activities		(43)	(38)	(82)	(72)
Cash provided (used) by financing activities		$ 8	$ (88)	$ (68)	$ (143)
Telus International (Cda) Inc.
Economic interest
Interest in TELUS International (Cda) Inc., beginning of period				57.60%	56.00%	55.80%
Effect of
Share-based compensation and other				(0.60%)	(0.20%)
Non-controlling interests conversion of multiple voting shares to subordinate voting shares				0.00%
Interest in TELUS International (Cda) Inc., end of period		57.00%	55.80%	57.00%	55.80%	57.00%	55.80%
Voting interest
Interest in TELUS International (Cda) Inc., beginning of period				87.00%	85.40%	86.70%
Effect of
Share-based compensation and other				(0.10%)
Non-controlling interests conversion of multiple voting shares to subordinate voting shares				0.00%	1.30%
Interest in TELUS International (Cda) Inc., end of period		86.90%	86.70%	86.90%	86.70%	86.90%	86.70%
Statement of cash flows
Price per share | $ / shares								$ 3.4
Economic interest		57.00%	55.80%	57.00%	55.80%	57.00%	55.80%		57.60%